LVIP American Century Capital Appreciation Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.21%
Aerospace & Defense–2.58%
Curtiss-Wright Corp.	21,278	$6,993,866
HEICO Corp.	19,783	5,172,859
		12,166,725
Banks–1.51%
†NU Holdings Ltd. Class A	522,499	7,132,111
		7,132,111
Beverages–0.21%
†Celsius Holdings, Inc.	30,951	970,623
		970,623
Biotechnology–4.45%
†Alnylam Pharmaceuticals, Inc.	20,762	5,710,173
†Amicus Therapeutics, Inc.	277,594	2,964,704
†Argenx SE ADR	5,492	2,977,103
†BioMarin Pharmaceutical, Inc.	41,786	2,937,138
†Natera, Inc.	50,439	6,403,231
		20,992,349
Building Products–2.21%
†AZEK Co., Inc.	40,372	1,889,409
Lennox International, Inc.	14,123	8,534,388
		10,423,797
Capital Markets–8.10%
ARES Management Corp. Class A	65,960	10,279,205
†Coinbase Global, Inc. Class A	25,401	4,525,696
LPL Financial Holdings, Inc.	31,266	7,273,410
MSCI, Inc.	19,167	11,173,019
TPG, Inc.	86,887	5,001,216
		38,252,546
Chemicals–2.33%
Avient Corp.	75,174	3,782,756
Element Solutions, Inc.	266,547	7,239,416
		11,022,172
Commercial Services & Supplies–1.73%
Republic Services, Inc.	40,590	8,152,096
		8,152,096
Communications Equipment–1.04%
†Arista Networks, Inc.	12,735	4,887,948
		4,887,948
Consumer Staples Distribution & Retail–0.45%
Casey's General Stores, Inc.	5,718	2,148,310
		2,148,310
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–2.22%
Pool Corp.	27,764	$10,461,475
		10,461,475
Diversified Consumer Services–2.45%
†Bright Horizons Family Solutions, Inc.	37,255	5,220,543
†Duolingo, Inc.	22,489	6,342,348
		11,562,891
Electrical Equipment–3.78%
AMETEK, Inc.	21,675	3,721,814
Hubbell, Inc.	7,293	3,123,957
Regal Rexnord Corp.	29,949	4,967,940
Vertiv Holdings Co. Class A	60,691	6,038,148
		17,851,859
Electronic Equipment, Instruments & Components–1.43%
CDW Corp.	29,899	6,766,144
		6,766,144
Entertainment–1.00%
†Spotify Technology SA	12,834	4,729,714
		4,729,714
Financial Services–1.90%
†Corpay, Inc.	28,704	8,977,463
		8,977,463
Ground Transportation–2.07%
Norfolk Southern Corp.	13,145	3,266,532
†XPO, Inc.	60,635	6,518,869
		9,785,401
Health Care Equipment & Supplies–4.30%
†Dexcom, Inc.	81,106	5,437,346
GE HealthCare Technologies, Inc.	37,326	3,503,045
†IDEXX Laboratories, Inc.	11,840	5,981,805
†Insulet Corp.	22,993	5,351,621
		20,273,817
Health Care Providers & Services–1.42%
Cencora, Inc.	29,860	6,720,889
		6,720,889
Health Care Technology–0.92%
†Veeva Systems, Inc. Class A	20,689	4,342,000
		4,342,000
Hotels, Restaurants & Leisure–6.64%
†Airbnb, Inc. Class A	38,951	4,939,376
†Chipotle Mexican Grill, Inc.	126,422	7,284,436
†DoorDash, Inc. Class A	39,024	5,569,896
LVIP American Century Capital Appreciation Fund–1

LVIP American Century Capital Appreciation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	58,790	$13,551,095
		31,344,803
Household Durables–0.50%
†TopBuild Corp.	5,846	2,378,211
		2,378,211
Household Products–2.13%
Church & Dwight Co., Inc.	96,012	10,054,377
		10,054,377
Independent Power and Renewable Electricity Producers–1.98%
Vistra Corp.	78,967	9,360,748
		9,360,748
Insurance–1.12%
Ryan Specialty Holdings, Inc.	79,526	5,279,731
		5,279,731
Interactive Media & Services–1.19%
†Pinterest, Inc. Class A	173,331	5,610,725
		5,610,725
IT Services–2.62%
†Cloudflare, Inc. Class A	78,833	6,376,801
†MongoDB, Inc.	22,143	5,986,360
		12,363,161
Leisure Products–0.55%
BRP, Inc.	43,740	2,603,152
		2,603,152
Life Sciences Tools & Services–3.10%
Agilent Technologies, Inc.	17,873	2,653,783
†Avantor, Inc.	117,236	3,032,895
Bio-Techne Corp.	31,711	2,534,660
†IQVIA Holdings, Inc.	14,153	3,353,837
†Mettler-Toledo International, Inc.	2,036	3,053,389
		14,628,564
Machinery–1.22%
Crane Co.	21,498	3,402,703
Xylem, Inc.	17,382	2,347,092
		5,749,795
Media–2.39%
†Trade Desk, Inc. Class A	102,762	11,267,853
		11,267,853
Oil, Gas & Consumable Fuels–3.04%
Cheniere Energy, Inc.	19,925	3,583,312
Permian Resources Corp.	354,805	4,828,896
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	40,201	$5,950,150
		14,362,358
Personal Care Products–0.43%
†elf Beauty, Inc.	18,474	2,014,220
		2,014,220
Professional Services–3.40%
†Amentum Holdings, Inc.	15,674	505,487
Equifax, Inc.	23,976	7,045,587
Jacobs Solutions, Inc.	15,674	2,051,727
Verisk Analytics, Inc.	24,093	6,455,960
		16,058,761
Semiconductors & Semiconductor Equipment–4.54%
†Enphase Energy, Inc.	43,027	4,862,912
Marvell Technology, Inc.	31,619	2,280,362
Monolithic Power Systems, Inc.	9,914	9,165,493
Teradyne, Inc.	38,233	5,120,546
		21,429,313
Software–13.34%
†AppLovin Corp. Class A	44,919	5,864,176
†Cadence Design Systems, Inc.	8,833	2,394,008
†Datadog, Inc. Class A	75,482	8,684,959
†Fair Isaac Corp.	3,796	7,377,602
†Guidewire Software, Inc.	30,010	5,490,029
†HubSpot, Inc.	12,434	6,609,914
†Manhattan Associates, Inc.	25,995	7,314,473
†Palantir Technologies, Inc. Class A	346,077	12,874,064
†Zscaler, Inc.	37,070	6,336,746
		62,945,971
Specialized REITs–1.02%
SBA Communications Corp.	20,050	4,826,035
		4,826,035
Specialty Retail–1.89%
†Burlington Stores, Inc.	33,937	8,941,721
		8,941,721
Technology Hardware, Storage & Peripherals–0.38%
†Super Micro Computer, Inc.	4,308	1,793,851
		1,793,851
Textiles, Apparel & Luxury Goods–0.85%
†On Holding AG Class A	79,993	4,011,649
		4,011,649
LVIP American Century Capital Appreciation Fund–2

LVIP American Century Capital Appreciation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.78%
†Core & Main, Inc. Class A	82,680	$3,670,992
		3,670,992
Total Common Stock (Cost $344,662,100)		468,316,321

MONEY MARKET FUND–0.94%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	4,425,029	4,425,029
Total Money Market Fund (Cost $4,425,029)		4,425,029

TOTAL INVESTMENTS–100.15% (Cost $349,087,129)	472,741,350
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(726,161)
NET ASSETS APPLICABLE TO 28,642,115 SHARES OUTSTANDING–100.00%	$472,015,189

†Non-income producing.

The following foreign currency exchange contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CAD	(3,294,934)	USD	2,445,910	12/20/24	$4,480	$—
BOA	CAD	88,573	USD	(65,816)	12/20/24	—	(186)
Total Foreign Currency Exchange Contracts						$4,480	$(186)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
IT–Information Technology
USD–United States Dollar
LVIP American Century Capital Appreciation Fund–3